Trade and Other Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables percentage	68.00%	66.00%
Trade and amount receivables	90
Percentage of expected credit loss allowance for impairment of trade receivables	3.20%	3.80%